UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund: BlackRock Allocation Target Shares

Series A Portfolio

Series C Portfolio

Series E Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2015 – 06/30/2016

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21457
Reporting Period: 07/01/2015 - 06/30/2016
BlackRock Allocation Target Shares

============================== Series A Portfolio ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================== Series C Portfolio ==============================

NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 26, 2016   Meeting Type: Annual
Record Date:  APR 01, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       For          Management

============================== Series E Portfolio ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================== Series M Portfolio ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================== Series P Portfolio ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================== Series S Portfolio ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Allocation Target Shares

Date:	August 25, 2016